STOCK OPTIONS AND SHARE PURCHASE WARRANTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Stock Options And Share Purchase Warrants 1	10.00%
Stock Options And Share Purchase Warrants 2	10.00%
Stock Options And Share Purchase Warrants 3	3,400,000